New Accounting Pronouncements	9 Months Ended
Sep. 30, 2016
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements

2. NEW ACCOUNTING PRONOUNCEMENTS

Adopted

In February 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (“ASU 2015-02”). ASU 2015-02 is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations and securitized structures. The new standard eliminates the previous deferral in Accounting Standards Codification (“ASC”) 810, which allowed reporting entities with interests in certain investment funds to follow previously issued consolidations guidance, and makes changes to both the variable interest model and the voting model. The Company adopted the guidance prospectively as of January 1, 2016, which did not have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). This standard amends existing guidance to require the presentation of debt issuance costs in the balance sheet as a deduction from the carrying amount of the related debt liability instead of a deferred charge. In August 2015, the FASB issued ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (“ASU 2015-15”), which amends ASC 835-30, Interest—Imputation of Interest and clarifies ASU 2015-03. These costs may be presented as an asset and amortized ratably over the term of the line of credit arrangement, regardless of whether there are outstanding borrowings on the arrangement. The Company adopted the guidance retrospectively as of January 1, 2016, which did not have a material impact on its consolidated financial statements.

Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification 605—Revenue Recognition and most industry-specific guidance throughout the Codification. In August 2015, the FASB issued ASU 2015-14, which defers the effective date of ASU 2014-09 to fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, which clarifies the principal versus agent guidance in ASU 2014-09. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which clarifies guidance related to identifying performance obligations and the licensing implementation guidance in ASU 2014-09. In May 2016, the FASB issued ASU 2016-11, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815) and ASU 2016-12, Revenue from Contracts with Customers (Topic 606) (“ASU 2016-11” and “ASU 2016-12”, respectively). ASU 2016-11 rescinds certain SEC guidance related to freight services, shipping and handling fees, and vendor consideration pursuant to the Staff Announcements at the March 2016 EITF meeting. ASU 2016-12 amends certain narrow aspects of Topic 606, which clarifies guidance related to collectability, sales tax presentation, definition of completed contract at transition, and provides a practical expedient for contracts modified prior to adoption of ASU 2014-09. These related ASU’s have the same effective date and the same implementation requirements as ASU 2014-09. The Company is in the process of assessing the method of adoption it will elect and the impact of the adoption of these revenue recognition updates on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). The purpose of this update is to enhance the reporting model for financial instruments to provide users with more decision-useful information. Accordingly, ASU 2016-01 updates and revises various requirements, including the measurement of equity investments at fair value with changes recognized in net income (except equity method or consolidated investees), which supersedes the current guidance to classify equity securities with readily determinable fair values into different categories (e.g. trading or available for sale). It also requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (e.g. securities or loans and receivables) in the balance sheet and accompanying notes. The update is effective for annual reporting periods beginning after December 15, 2017 including interim periods within those fiscal years, and early adoption is not permitted. The amendments should be applied through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). The new guidance requires lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. It is effective for annual reporting periods beginning after December 15, 2018 including interim periods within those fiscal years, but early adoption is permitted. The ASU requires a modified retrospective transition approach and provides certain optional transition relief. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-04, Liabilities—Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products (“ASU 2016-04”). The purpose of this standard is to deem the liabilities related to the sale of prepaid stored-value products to be financial liabilities, and to provide a narrow scope exception to the guidance in Subtopic 405-20 that require that breakage for those liabilities be accounted for consistent with the breakage guidance in Topic 606. ASU 2016-04 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted. The amendments should be applied either using a modified retrospective transition method by means of a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the guidance is effective or retrospectively to each period presented. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Investments—Equity Method and Joint Ventures (“ASU 2016-07”). As part of the FASB’s simplification initiative, this update eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust its financial statements retrospectively as if the equity method had been in effect during all previous periods. It requires that an entity, which has an available for sale equity security that becomes qualified for the equity method of accounting, recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date it becomes qualified to use the equity method. ASU 2016-07 is effective for annual reporting periods beginning after December 15, 2016 with prospective application, and may be early-adopted. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). The standard is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows, and forfeitures. ASU 2016-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted.  Amendment application requirements include modified retrospective transition, retrospective, prospective, or retrospective transition methods, and vary depending on the accounting area affected. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326) (“ASU 2016-13”). The purpose of this standard is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Entities will be required to utilize a forward-looking model based on expected losses rather than incurred losses under current guidance. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019 on a modified-retrospective basis, and may be early adopted as of December 15, 2018. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 23): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). This standard provides guidance clarification to reduce diversity in classification of certain cash flow payments and receipts in the statement of cash flows. ASU 2016-15 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017 on a retrospective transition basis to each period presented, and may be early adopted. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory (“ASU 2016-16”). This standard requires income tax consequences when the intra-entity transfer occurs rather than the previous exception that prohibited recognition of current and deferred income taxes until the asset has been sold to an outside party. ASU 2016-16 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the period of adoption, and may be early adopted. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control (“ASU 2016-17”). This standard changes how a single decision maker considers indirect interests held by related parties under common control when applying the consolidation guidance on determining whether it is the primary beneficiary of a variable interest entity (VIE) under the VIE model. ASU 2016-17 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016 on a retrospective basis beginning with the fiscal year in which the amendments in ASU 2015-02 were initially applied, and may be early adopted. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.